Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]

As of December 31, 2012 and 2011, there are no warrants outstanding from AERL's initial public offering ("IPO"), with the exception of the warrants issuable upon the exercise of the underwriter unit purchase option as below.

			Weighted	Average
	Warrants		Average	Remaining
	Outstanding	Warrants	Exercise	Contractual
	(A)	Exercisable	Price	Life
Outstanding January 1, 2011	1,440,000	1,440,000	$5.64	2.5 years
Granted	-	-	-	-
Redeemed	-	-	-	-
Exercised	-	-	-	-
Outstanding December 31, 2011	1,440,000	1,440,000	$5.64	1. 5 years
Granted	-
Redeemed	-	-	-	-
Exercised	-	-	-	-
Outstanding December 31, 2012	1,440,000	1,440,000	$5.64	.5 year

(A)	Represents shares and warrants issuable under the Underwriter Unit Purchase Option of 1,440,000, which will expire on August 10, 2013.

Schedule of Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]

At December 31, 2012 and 2011, the Company has reserved 4,664,600 and 10,046,000 shares of its authorized but unissued Ordinary Shares for possible future issuance in connection with the following:

	2012	2011

Officer and Director Shares	149,600	200,000

Underwriter Warrants	1,440,000	1,440,000

Contingently Issuable Incentive Shares-AGRL	-	6,206,000

Contingently Issuable Incentive Shares-King's Gaming	1,200,000	2,200,000

Contingently Issuable Incentive Shares-Bao Li Gaming	1,875,000	-

Total	4,664,600	10,046,000